Related Party Disclosures - Schedule of Remuneration of Directors and Other Members of Key Management Personnel (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Remuneration of Directors and Other Members of Key Management Personnel [Abstract]
Short-term benefits	$ 1,915,905	$ 627,902	$ 3,728,134	$ 1,118,933
Shared-based payments	938,483	648,674	1,942,333	914,280
Total	$ 2,854,388	$ 1,276,576	$ 5,670,467	$ 2,033,213